Leases, Other Information (Details)	Dec. 31, 2020	Dec. 31, 2019
Other Information [Abstract]
Weighted-average remaining lease term for operating leases	9 years 7 months 6 days	10 years 7 months 6 days
Weighted-average discount rate for operating leases	2.79%	2.76%